RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of a 1%-point increase in interest rates:
Changes in profit before tax	$ (3.2)	$ (2.5)	$ (3.3)
Changes in equity	$ 3.6	$ 6.8	$ 9.5